Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income
Net income	$ 94,949	$ 144,311	$ 137,767
Gains (losses) on cash flow hedges, before tax	5,417	14,636	(12,741)
Reclassification adjustments on cash flow hedges, before tax	(3,961)	(8,874)	8,367
Cash flow hedges, before tax	1,456	5,762	(4,374)
Gains (losses) on pensions, before tax	180	(184)	300
Foreign currency translation adjustments, before tax	(51,383)	10,920	42,001
Other comprehensive (loss) income, before tax	(49,747)	16,498	37,927
Income tax relating to components of other comprehensive (loss) income	(1,174)	(1,890)	(2,936)
Total other comprehensive (loss) income, after tax	(50,921)	14,608	34,991
Comprehensive income	44,028	158,919	172,758
Comprehensive loss attributable to noncontrolling interest	3,160	0	0
Comprehensive income attributable to the owners of QIAGEN N.V.	$ 47,188	$ 158,919	$ 172,758